Cover	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Aug. 01, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-35666
Entity Registrant Name	Summit Midstream Corporation
Entity Central Index Key	0002024218
Entity Tax Identification Number	99-3056990
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	910 Louisiana Street
Entity Address, Address Line Two
Entity Address, Address Line Three	Suite 4200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	413-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable